Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - Related Party [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. Cheung Kit Shing [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	[1]	$ 151,624	$ 153,787	$ 25,545
Ms. Cheung On Ki [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	[2]	$ 74,654	$ 32,039

[1]	Mr. Cheung Kit Shing is the director, Chief Executive Officer and a principal shareholder of the Company.
[2]	Ms. Cheung On Ki, is a sibling of a director, Mr. Cheung Kit Shing.